T. ROWE PRICE Georgia Tax-Free Bond Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.3%
GEORGIA  93.7%
Appling County Dev. Auth., Georgia Power Plant Hatch Project,
VRDN, PCR, 3.20%, 9/1/41  3,170 3,170
Athens-Clarke County Unified Government UGAREF West
Precinct, 3.00%, 6/15/39  1,390 1,194
Athens-Clarke County Unified Government UGAREF West
Precinct, 4.00%, 6/15/49  2,090 1,813
Athens-Clarke County Unified Government Water & Sewerage
Revenue, Series 2015, 4.00%, 1/1/34 (Prerefunded 7/1/25) (1) 2,975 2,975
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 775
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,536
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/37 (2) 1,000 967
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (2) 5,000 4,735
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (2) 2,580 2,411
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  2,460 2,546
Atlanta Airport Passenger Fac. Charge, Series E, 5.25%,
7/1/44 (2) 1,750 1,794
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/42  1,435 1,354
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/44 (2) 3,195 3,171
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/52 (2) 2,500 2,460
Atlanta Dept. of Aviation, Series B, 5.25%, 7/1/49 (2) 1,250 1,267
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/53  3,755 3,817
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/40 (2) 2,995 2,798
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/38 (2) 900 930
Atlanta Dept. of Aviation, Green Bond, Series B-1, 5.00%,
7/1/48  3,250 3,328
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (3)(4) 225 101
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (3)(4) 1,745 785
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (3)(4) 550 248
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (5) 2,000 1,737
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,001
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 300

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,256
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  4,760 4,763
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  7,795 7,795
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 510
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 621
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (5) 620 614
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (5)(6) 350 348
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (5) 1,630 1,521
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (5)(6) 665 628
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (5)(6) 3,775 3,215
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (5)(6) 3,525 2,936
Atlanta Urban Residential Fin. Auth., Englewood Multifamily
Apartments Project, VRDN, 3.45%, 2/1/29 (Tender 2/1/28)  3,000 3,005
Atlanta Urban Residential Fin. Auth., North Block, VRDN,
3.40%, 2/1/29 (Tender 2/1/28)  1,225 1,229
Atlanta Water & Wastewater, 5.00%, 11/1/41 (6) 2,500 2,669
Atlanta Water & Wastewater, Series 2015, 5.00%, 11/1/40  7,935 7,959
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  500 512
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (1) 300 303
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 500
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 725
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  2,000 2,120
Augusta Airport, Series A, 5.00%, 1/1/30  645 645
Augusta Airport, Series A, 5.00%, 1/1/31  275 275
Augusta Airport, Series A, 5.00%, 1/1/32  550 550
Augusta Airport, Series A, 5.00%, 1/1/34  585 585
Augusta Dev. Auth., AU Health System, 4.00%, 7/1/37  2,000 1,946
Augusta Dev. Auth., Wellstar Health System, Inc. Project,
Series A, 5.125%, 4/1/53 (7) 1,500 1,516
Bartow County Dev. Auth., Georgia Power Plant Bowen, VRDN,
3.10%, 11/1/62 (2) 1,400 1,400
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  4,500 3,846
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 5.00%, 7/1/39  1,500 1,549

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,021
Burke County Dev. Auth., Georgia Power A Southern, 1st
Series, VRDN, PCR, 3.10%, 7/1/49  2,565 2,565
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.05%, 11/1/52  2,300 2,300
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.15%, 11/1/52 (2) 1,000 1,000
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 985
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,225 1,217
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,600 1,611
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 270
Carroll City-County Hosp. Auth., Tanner Medical Centre, 5.00%,
7/1/50  3,000 3,033
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,067
Clarke County Classic Center Auth., Classic Center Arena
Project, 4.00%, 5/1/52 (7) 3,000 2,615
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.125%, 5/1/54  3,000 2,646
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.25%, 5/1/61  1,750 1,563
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.50%, 5/1/42  1,100 1,096
Clarke County Classic Center Auth., Classic Center Arena
Project, Series AG, 3.00%, 5/1/61 (7) 2,000 1,308
Clarke County Hosp. Auth. Piedmont Healthcare Project,
5.00%, 7/1/46  2,000 2,002
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/34  1,145 1,146
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/38  1,750 1,751
Cobb County Dev. Auth., KSU Summit II Housing Project,
4.50%, 7/15/50  1,000 941
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/38  910 973
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/39  345 366
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,035 4,257
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/42  1,295 1,297
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/53 (7) 3,000 3,021

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  1,200 1,201
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  5,150 5,410
Columbia County Water & Sewerage Revenue, 5.00%, 6/1/49  4,850 5,011
Columbus Medical Center Hosp. Auth., Piedmont Healthcare,
Series B, VRDN, 5.00%, 7/1/54 (Tender 7/1/29)  650 685
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 873
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 610
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  1,000 910
Decatur Housing Auth., Calvin Court Project, VRDN, 3.60%,
8/1/28 (Tender 8/1/27)  1,925 1,939
Decatur Housing Auth., Philips Tower Project, VRDN, 3.25%,
9/1/28 (Tender 9/1/27)  2,250 2,249
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/40  605 600
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/45  400 381
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/50  1,000 928
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/55  500 454
DeKalb County Housing Auth., Montreal Project, 4.00%, 3/1/34  1,500 1,458
DeKalb County Housing Auth., Senior Bond Park, 4.00%,
3/1/34  2,250 2,195
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  1,500 1,449
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  1,000 1,028
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 753
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,008
DeKalb County Water & Sewerage, Series B, 5.00%,
10/1/35 (7) 1,980 1,999
DeKalb County Water & Sewerage, Series B, 5.25%,
10/1/32 (7) 4,330 4,421
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  2,775 2,890
Fayette County Dev. Auth., United States Soccer Federation,
5.25%, 10/1/54  1,500 1,508
Forsyth County School Dist., GO, 5.00%, 2/1/38  2,235 2,300
Fulton County Dev. Auth., Piedmont Healthcare Project, 5.00%,
7/1/44  955 944
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  6,095 5,263

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 5.00%, 7/1/46  3,000 3,002
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/42  2,250 2,254
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,163
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 5,226
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (5) 1,000 864
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (5) 2,850 2,168
Fulton County Water & Sewerage, Series A, 2.25%, 1/1/42  5,000 3,353
Fulton County Water & Sewerage, Series A, 3.00%, 1/1/40  1,000 821
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,520
Gainesville & Hall County Dev Auth., Lanier Christian Academy,
Series A, 6.25%, 9/1/52 (5) 1,250 1,044
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/26  260 262
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/27  385 392
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/28  405 415
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/29  425 437
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/30  445 459
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/31  465 481
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/36  595 598
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  1,000 975
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 3.00%, 2/15/51  7,840 5,316
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  5,500 4,545
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  1,625 1,652
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/44  750 787
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/45  1,035 1,082
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/46  400 415
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (5) 250 237
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  4,450 4,413

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,000 8,161
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (5) 500 500
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (5) 1,240 1,112
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/44  5,380 4,565
Georgia Housing & Fin. Auth., Series A, 3.80%, 12/1/37  1,065 1,002
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/49  3,635 3,646
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  645 647
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/49  1,750 1,698
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,205 2,108
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  4,500 4,395
Georgia Housing & Fin. Auth., Series B, 3.25%, 12/1/49  4,070 3,037
Georgia Housing & Fin. Auth., Series B, 5.05%, 12/1/43  725 737
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  1,500 1,464
Georgia Ports Auth., 4.00%, 7/1/52  2,135 1,886
Georgia Ports Auth., 5.00%, 7/1/47  10,000 10,240
Georgia Ports Auth., 5.25%, 7/1/52  10,500 10,863
Georgia State, Series A, GO, 3.00%, 2/1/34  1,000 932
Georgia State, Series A, GO, 5.00%, 7/1/28  1,000 1,066
Georgia State, Series A, GO, 5.00%, 7/1/41  3,000 3,209
Georgia State, Series A-2, GO, 3.00%, 2/1/37  1,000 897
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  1,000 714
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/51  750 529
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/39  2,065 2,065
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/36  1,350 1,371
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,665 1,688
Gwinnett County School Dist., GO, 5.00%, 2/1/35 (Prerefunded
8/1/25) (1) 2,900 2,909
Henry County Hosp. Auth., Piedmont Henry Hospital Project,
Series A, RAC, 5.00%, 7/1/34  1,000 1,000
Macon Water Auth., 5.00%, 10/1/54  2,000 2,044
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (5) 340 346
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (5) 1,860 1,874
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (5) 1,000 1,007

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  1,500 1,562
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 4.00%, 5/15/39  1,320 1,206
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.00%, 5/15/49  500 493
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/28  3,000 3,159
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 4.00%, 9/1/52 (Tender 12/1/29)  3,000 2,974
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 5.00%, 5/1/54 (Tender 9/1/31)  525 551
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  1,575 1,626
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/54 (Tender 3/1/32)  1,500 1,579
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  2,000 2,004
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 9/1/53 (Tender 9/1/30)  1,950 2,037
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  1,000 1,042
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)  5,000 5,234
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42  1,000 1,065
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43  3,965 4,201
Metro Atlanta Rapid Transit Auth., Green Bond, Series E-2,
4.00%, 7/1/45  2,000 1,867
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/37  1,500 1,317
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/38  2,430 2,080
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/41  820 656
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.25%, 7/1/39  2,415 2,108
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.50%, 7/1/38  5,180 4,755
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
4.00%, 7/1/36  4,160 4,160
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63 (6) 3,435 3,242
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.25%,
7/1/64  2,850 2,912
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 4.00%, 1/1/51  1,100 934

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/39  1,000 1,017
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/40  1,000 1,039
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/41  1,190 1,228
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/42  1,000 1,026
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  3,000 2,957
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (6) 2,000 1,974
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/56  4,040 3,969
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/59 (7) 1,120 1,101
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/62 (7) 1,500 1,512
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/63  3,035 2,943
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/64 (7) 1,500 1,514
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.50%, 7/1/60  5,530 5,531
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 2,977
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/44 (6) 1,235 1,305
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/49  500 519
Paulding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/43  465 473
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,105 1,121
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43 (Prerefunded 6/26/25) (1) 3,500 3,504
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/40  1,450 1,363
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  1,745 1,618
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/27  535 556
Private Colleges & Univ. Auth., Mercer Univ., 5.25%, 10/1/51  1,170 1,189
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  2,030 1,865
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  1,500 1,344

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/27  650 663
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/31  2,115 2,146
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/44  3,500 3,170
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 5.00%, 7/1/49  3,000 3,022
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (2)(5) 4,000 3,680
Rockdale County Public Fac. Auth., 5.00%, 1/1/54  3,000 3,060
Roswell Dev. Auth., Wellstar Healthcare, Series A, VRDN,
3.05%, 4/1/47  1,900 1,900
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 3.125%, 7/1/44  775 596
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 4.00%, 7/1/43  5,000 4,531
Savannah Housing Auth., The Pines at Garden City Project,
Series A, 4.75%, 3/1/42  1,650 1,654
Savannah Housing Auth., The Pines at Garden City Project,
Series B, VRDN, 5.00%, 3/1/28 (Tender 3/1/27)  600 618
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (5) 1,000 900
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 450
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,046
Warner Robins Housing Auth., Arbours At Wellston Project,
Series 2024, VRDN, 5.00%, 2/1/29 (Tender 2/1/28)  1,500 1,565
448,275
PUERTO RICO  4.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 1,904 1,143
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 1,857 1,137
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 745 757
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 334
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,539 1,480
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  700 661
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  733 676
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  214 214

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 696
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 391
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (3)(4) 10 5
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (3)(4) 810 443
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (3)
(4) 100 55
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (3)(4) 15 8
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (3)(4) 35 19
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)
(4) 40 22
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (3)
(4) 170 93
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (3)
(4) 55 30
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (3)
(4) 70 38
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (3)
(4) 420 229
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(4) 425 232
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (3)
(4) 75 41
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (3)
(4) 35 19
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (3)
(4) 15 8
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (3)
(4) 375 205
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (3)
(4) 40 22
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)
(4) 30 16
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (3)
(4) 10 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (3)
(4) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (3)
(4) 175 96
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (3)
(4) 40 22
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (3)
(4) 140 77

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (3)
(4) 40 22
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (3)
(4) 15 8
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  629 599
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  5,788 5,292
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,572 4,288
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  591 551
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 715
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  860 274
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 932
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  257 239
22,105
Total Investments in Securities  98.3%
(Cost $483,265) $ 470,380
Other Assets Less Liabilities 1.7% 8,344
Net Assets 100.0% $ 478,724
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Interest subject to alternative minimum tax.
(3) Non-income producing
(4) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $25,488 and represents 5.3% of net assets.
(6) Insured by Build America Mutual Assurance Company
(7) Insured by Assured Guaranty Incorporated
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
GO General Obligation
PCR Pollution Control Revenue

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
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RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Georgia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Georgia Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F92-054Q1 05/25